Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Current assets:
Cash	$ 314,980	$ 13,215	$ 18,184
Accounts receivable, net	109,941	141,302	99,337
Costs and estimated earnings in excess of billings	11,836	10,174	10,767
Inventories	133,307	111,553	96,432
Other current assets	17,476	17,172	13,181
Total current assets	587,540	293,416	237,900
Property, plant and equipment, net	948,129	950,601	831,778
Goodwill	415,582	419,270	127,038
Intangible assets, net	16,891	17,647	15,147
Other assets	50,112	48,843	39,197
Total assets	2,018,254	1,729,777	1,251,060
Current liabilities:
Current portion of debt	5,275	5,275	30,220
Current portion of acquisition-related liabilities	24,851	18,402	10,635
Accounts payable	70,840	78,854	72,104
Accrued expenses	81,612	101,496	57,251
Billings in excess of costs and estimated earnings	8,309	8,958	9,263
Total current liabilities	190,887	212,985	179,473
Long-term debt	1,057,418	1,059,642	658,767
Acquisition-related liabilities	44,245	42,736	23,756
Other noncurrent liabilities	97,433	93,691	77,480
Total liabilities	$ 1,389,983	$ 1,409,054	939,476
Commitments and contingencies
Redeemable noncontrolling interest		$ 33,740	24,767
Partners' interest:
Partners' interest		285,685	285,606
Additional paid in capital	$ 456,406	12,286	8,152
Accumulated deficit	(10,151)	(217,416)	(198,511)
Accumulated other comprehensive loss	(1,050)	(15,546)	(6,045)
Stockholders' equity/partners' interest:	446,161	285,685
Noncontrolling interest	1,206	1,298	1,211
Noncontrolling interest in Summit Inc.	180,904
Total partners' interest		286,983	286,817
Total stockholders' equity/partners' interest	628,271	286,983
Total liabilities, redeemable noncontrolling interest and partners' interest	2,018,254	1,729,777	1,251,060
Class A Units [Member]
Partners' interest:
Members' Capital		466,610	463,010
Class B Units [Member]
Partners' interest:
Members' Capital		$ 39,751	$ 19,000
Common Class A [Member]
Partners' interest:
Common stock	266
Total stockholders' equity/partners' interest	266
Common Class B [Member]
Partners' interest:
Common stock	690
Total stockholders' equity/partners' interest	$ 690